------------------
 SEMI-ANNUAL
------------------
 REPORT
------------------

Money Market
Mutual Fund

CLASS S

SEPTEMBER 30, 1997

TABLE OF CONTENTS
LETTER TO SHAREHOLDERS                                                         1

INVESTMENT ADVISER Q & A

  Money Market Mutual Fund -- Class S                                          3

PORTFOLIO OF INVESTMENTS

  Money Market Mutual Fund                                                     5

STAGECOACH MONEY MARKET MUTUAL FUND

  Statement of Assets and Liabilities                                         11

  Statement of Operations                                                     12

  Statements of Changes in Net Assets                                         13

  Financial Highlights                                                        14

  Notes to Financial Statements                                               18

LIST OF ABBREVIATIONS                                                         25
  STAGECOACH FUNDS:
  --------------------------------------------------------------------------

- ARE NOT FDIC INSURED
- ARE NOT GUARANTEED BY WELLS FARGO BANK            [NO FDIC]
- ARE NOT DEPOSITS OR OBLIGATIONS OF WELLS FARGO
  BANK
- INVOLVE INVESTMENT RISK, INCLUDING POSSIBLE LOSS
  OF PRINCIPAL

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ii

                                                          LETTER TO SHAREHOLDERS

------------------
TO OUR SHAREHOLDERS:
We are pleased to present you with the Stagecoach Semi-Annual Report for the six-month period ended September 30, 1997.

On October 27, shortly after the close of the reporting period for this Semi-Annual Report, the stock market suffered its worst one-day drop since 1987. As measured by the Dow Jones Industrial Average, the market lost 7.2% of its value.

By November 5, however, the Dow had recovered, at least temporarily, all that it had lost during the "crash."

What are the lessons shareholders can glean from these events? The only certainty is that there are no certainties when it comes to investing. Dramatic market movements can occur at any time for a variety of reasons -- and the effects can last for years or be corrected in just a few days. Perhaps the most significant lessons learned this October are the ones we have all heard before:

- HAVE A SOLID, LONG-TERM STRATEGIC PLAN. What are your goals? How long before you will need to spend the money you have invested? How much risk are you willing to tolerate? Solid planning with the long-term in mind will help you keep your focus during periods of short-term volatility.

- IF LONG-TERM GROWTH IS YOUR GOAL, STOCKS ARE HISTORICALLY THE BEST INVESTMENT. While bonds or cash may have a greater return than stocks during certain periods, over the long term stocks have outperformed every other investment class.

- USE ASSET ALLOCATION TO LIMIT VOLATILITY. The extent to which you should allocate your assets to less volatile classes depends on your individual circumstances, including such factors as how close you are to your investment horizon and to what extent you need to preserve capital. Seek the advice of an investment professional to help you determine your asset allocation.

During the six-month reporting period ended September 30, 1997 covered by this report, the equity market continued to post the type of strong gains we have seen over the last few years, with the S&P 500 showing a 26.26% total return. The bond market, as measured by the Lehman Brothers Long Government Bond Index, did better than it has in the recent past with a strong 11.67% return. These returns should help provide a context for the downturn of October 27; there is no guarantee, of course, that such robust returns will continue.

The following pages contain discussions of the individual Funds, including specific commentary on what affected the returns and how the portfolio managers tried to capture value or prepare for the future.

                                                           ---------------------

LETTER TO SHAREHOLDERS

There are expected to be some changes during the last quarter of 1997 for the Stagecoach Funds. Shareholders in the Overland Express Family of Funds have been asked to approve a merger with Stagecoach. Both Fund groups are advised by Wells Fargo Bank. If approved by Overland Shareholders, the merger is expected to occur on December 12, 1997. The merger will allow us to eliminate certain administrative and management costs, and will result in a single Fund family with over 30 Funds and approximately $20 billion in assets. In addition, several Funds are changing their names. The name changes are detailed within the discussion for the affected Funds.

Thank you for your continued investment with the Stagecoach Funds.

STAGECOACH FUNDS
NOVEMBER 1997

THE S&P 500 INDEX IS AN UNMANAGED INDEX OF 500 WIDELY HELD COMMON STOCKS REPRESENTING, AMONG OTHERS, INDUSTRIAL, FINANCIAL, UTILITY AND TRANSPORTATION COMPANIES LISTED OR TRADED ON NATIONAL EXCHANGES OR OVER-THE-COUNTER MARKETS. THE LEHMAN BROTHERS LONG GOVERNMENT BOND INDEX IS AN UNMANAGED INDEX COMPOSED OF U.S. GOVERNMENT BONDS WITH 20-YEAR OR LONGER MATURITIES.

---------------------
2

                                  STAGECOACH MONEY MARKET MUTUAL FUND -- CLASS S

--------------------
INVESTMENT ADVISER Q&A
WHAT WAS THE FUND'S SEVEN-DAY YIELD AS OF SEPTEMBER 30, 1997?

The seven-day yield for the Fund was 4.39%. Past performance is not predictive of future results.

HOW DID THE FEDERAL RESERVE'S ACTION IN RAISING INTEREST RATES, AND THE SUBSEQUENT SPECULATION ABOUT ADDITIONAL INCREASES, AFFECT THE FUND THROUGHOUT THE PERIOD (APRIL THROUGH SEPTEMBER)?

Short-term interest rates, such as the federal funds target rate set by the Federal Reserve, have a direct impact on money market yields. The increase on yields during the reporting period following the Fed's actions was small, however, and subsequent economic data indicated a continuation of moderate economic growth and subdued inflationary pressures. Apparently in response to this economic data, the Fed did not raise interest rates again during the period. Within the money market, yield spreads were small, allowing the Fund to increase credit quality without sacrificing too much in yield.

DO YOU FORESEE ADDITIONAL FED ACTION DURING THE REMAINDER OF THE FUND'S FISCAL YEAR?

Currently, it appears that, at least through November, the Fed will not raise the target rate. However, there remains the possibility of another small increase later this year or early in 1998.

                                                           ---------------------

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---------------------
4

                                            MONEY MARKET MUTUAL FUND (UNAUDITED)
-----------------------------------------------------
PORTFOLIO OF INVESTMENTS  - SEPTEMBER 30, 1997

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             BANKERS ACCEPTANCE - 0.77%
$ 4,335,829  Bank of America                                      5.50 %        11/12/97   $    4,308,007
 18,000,000  Bank of America                                      5.68          11/10/97       17,886,400
  7,000,000  Bank of America                                      5.68          11/07/97        6,959,136
 18,000,000  Bank of America                                      5.68          11/12/97       17,880,720
                                                                                           --------------
             TOTAL BANKERS ACCEPTANCE                                                      $   47,034,263

             CERTIFICATES OF DEPOSITS - 17.02%
$22,000,000  Bank of New York                                     5.85 %        08/20/98   $   21,987,373
 40,000,000  Bankers Trust New York Corp                          5.70          04/03/98       39,988,296
 50,000,000  Barclays Bank Plc                                    5.79          01/16/98       49,995,212
 40,000,000  Bayerische Landesbank                                5.78          07/27/98       39,968,411
 80,000,000  Caisse Nationale De Credit                           5.86          08/11/98       79,977,038
100,000,000  Canadian Imperial Holdings Inc                       5.58          10/09/97      100,000,000
 50,000,000  CC USA Inc#
               (Acquired 04/15/97, cost $50,000,000)              6.26          04/15/98       50,000,000
100,000,000  Commerzbank Finance Inc                              5.80          01/15/98      100,008,343
 50,000,000  Deutsche Bank Financial Inc                          5.53          10/01/97       50,000,000
150,000,000  Harris BankCorp                                      5.52          10/14/97      150,000,000
 50,000,000  Harris BankCorp                                      5.54          10/20/97       50,000,000
 45,000,000  Huntington National Bank                             5.88          08/10/98       44,968,371
 65,000,000  Morgan Stanley Corp                                  5.80          07/28/98       64,975,113
 50,000,000  Societe Generale (Yankee)                            5.79          01/13/98       49,990,425
100,000,000  Societe Generale (Yankee)                            5.81          01/13/98       99,990,425
 50,000,000  Societe Generale (Yankee)                            5.97          09/15/98       49,976,111
                                                                                           --------------
             TOTAL CERTIFICATES OF DEPOSITS                                                $1,041,825,118

                                                           ---------------------

MONEY MARKET MUTUAL FUND (UNAUDITED)

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             COMMERCIAL PAPER - 59.10%
$50,000,000  ABN-Ambro North America Finance Inc                  5.50 %(F)     12/08/97   $   49,480,556
 15,000,000  Asset Securitization Cooperative Corp++
               (Acquired 09/10/97, cost $14,938,013)              5.51 (F)      10/28/97       14,938,013
 20,000,000  Asset Securitization Cooperative Corp++
               (Acquired 09/18/97, cost $19,941,628)              5.53 (F)      10/20/97       19,941,628
100,000,000  Associates Corp of North America                     5.51 (F)      11/03/97       99,494,917
 65,000,000  Bank of America                                      5.63 (F)      01/08/98       63,993,638
100,000,000  Bank of America                                      5.70 (F)      11/03/97       99,477,500
 40,000,000  Bankers Trust New York Corp                          5.47 (F)      11/25/97       39,665,722
 50,000,000  Bankers Trust New York Corp                          5.58 (F)      03/06/98       48,791,000
 33,500,000  Caisee National De Credit Agricole                   5.94 (F)      06/23/98       33,480,789
 40,000,000  CC USA Inc++
               (Acquired 09/18/97, cost $39,950,756)              5.54 (F)      10/09/97       39,950,756
 45,000,000  CIT Group Holdings Inc                               5.52 (F)      10/06/97       44,965,500
 50,000,000  CIT Group Holdings Inc                               5.60 (F)      12/23/97       49,951,530
 60,000,000  Corporate Asset Funding Co Inc++
               (Acquired 09/18/97, cost $59,733,683)              5.51 (F)      10/30/97       59,733,683
105,000,000  Corporate Asset Funding Co Inc++
               (Acquired 07/10/97, cost $104,855,100)             5.52 (F)      10/10/97      104,855,100
 50,000,000  Corporate Asset Funding Co Inc++
               (Acquired 08/13/97, cost $49,984,611)              5.54 (F)      10/03/97       49,984,611
 35,000,000  Corporate Receivables Corp++
               (Acquired 07/10/97, cost $34,951,613)              5.52 (F)      10/10/97       34,951,613
 43,000,000  Corporate Receivables Corp++
               (Acquired 09/22/97, cost $42,854,684)              5.53 (F)      10/23/97       42,854,684
 66,300,000  Eiger Capital Corp++
               (Acquired 09/05/97, cost $66,208,506)              5.52 (F)      10/10/97       66,208,506
 35,000,000  Eiger Capital Corp++
               (Acquired 09/02/97, cost $34,994,633)              5.52 (F)      10/02/97       34,994,633
 60,000,000  Falcon Asset Securitization Corp++
               (Acquired 09/19/97, cost $59,917,200)              5.52 (F)      10/10/97       59,917,200
 50,000,000  Ford Motor Corp                                      5.49 (F)      10/02/97       49,992,361
100,000,000  General Electric Capital Corp                        5.56 (F)      06/12/98       96,077,111
 50,000,000  General Electric Capital Corp                        5.70 (F)      11/17/97       49,627,917
100,000,000  General Electric Capital Corp                        5.85 (F)      01/23/98       98,147,500
100,000,000  Goldman Sachs & Co                                   5.51 (F)      10/17/97       99,755,111
195,000,000  Goldman Sachs & Co                                   5.55 (F)      10/06/97      194,849,826

------------------------
6

                                            MONEY MARKET MUTUAL FUND (UNAUDITED)

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             COMMERCIAL PAPER (CONTINUED)
$40,000,000  Household Finance Corp                               5.51 %(F)     10/24/97   $   39,859,189
 65,000,000  Merrill Lynch & Co                                   5.52 (F)      10/14/97       64,870,433
100,000,000  Merrill Lynch & Co                                   5.55 (F)      10/06/97       99,922,917
100,000,000  Morgan Stanley Group Inc                             5.51 (F)      11/10/97       99,387,778
125,000,000  Morgan Stanley Group Inc                             5.52 (F)      01/14/98      122,987,500
 50,000,000  National Rural Utility                               5.53 (F)      01/22/98       49,132,097
 45,000,000  NationsBank Corp                                     5.51 (F)      11/03/97       44,772,713
133,000,000  New Center Asset Trust                               5.52 (F)      10/08/97      132,857,428
 50,000,000  New Center Asset Trust                               5.70 (F)      11/07/97       49,707,083
100,000,000  PHH Corp                                             5.53 (F)      12/01/97       99,062,972
104,950,000  Prefco Corp                                          5.54 (F)      10/20/97      104,643,138
 30,000,000  Prefunding Corp                                      5.50 (F)      10/17/97       29,926,667
 50,000,000  Procter & Gamble Co                                  5.52 (F)      03/19/98       48,704,333
 30,000,000  Procter & Gamble Co                                  5.52 (F)      03/20/98       29,218,000
 43,052,000  Receivables Capital Corp++
               (Acquired 09/05/97, cost $42,952,980)              5.52 (F)      10/16/97       42,952,980
 50,000,000  Riverwoods Funding Corp                              5.52 (F)      10/10/97       49,931,125
 50,000,000  Riverwoods Funding Corp                              5.53 (F)      10/03/97       49,984,639
 40,000,000  Sheffield Receivables Corp++
               (Acquired 09/05/97, cost $39,950,933)              5.52 (F)      10/09/97       39,950,933
 50,000,000  Sheffield Receivables Corp++
               (Acquired 09/17/97, cost $49,854,069)              5.53 (F)      10/20/97       49,854,069
 65,000,000  Sheffield Receivables Corp++
               (Acquired 09/23/97, cost $64,719,417)              5.55 (F)      10/29/97       64,719,417
 80,000,000  Sheffield Receivables Corp++
               (Acquired 09/25/97, cost $79,554,400)              5.57 (F)      11/06/97       79,554,400
 75,000,000  Sigma Finance Inc++
               (Acquired 09/26/97, cost $72,981,667)              5.60 (F)      03/23/98       72,981,667
 25,000,000  Sun Trust Bank                                       5.52 (F)      10/24/97       24,911,833
 70,000,000  Sun Trust Bank                                       5.54 (F)      10/07/97       69,935,367
 50,000,000  Sweden (Kingdom of)                                  5.44 (F)      11/28/97       49,561,778
 42,684,000  Sweden (Kingdom of)                                  5.60 (F)      12/05/97       42,252,417
 49,000,000  Toronto Dominion Holdings Inc                        5.53 (F)      04/13/98       47,539,773
100,000,000  Unifunding Corp                                      5.52 (F)      10/08/97       99,892,667
100,000,000  Union Commercial Funding Corp                        5.78 (F)      12/29/97       98,571,056

                                                           ---------------------

MONEY MARKET MUTUAL FUND (UNAUDITED)

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             COMMERCIAL PAPER (CONTINUED)
$50,000,000  Union Commercial Funding Corp                        5.84 %(F)     01/05/98   $   49,221,333
 25,000,000  WCP Funding Inc++
               (Acquired 09/02/97, cost $24,973,114)              5.53 (F)      10/08/97       24,973,114
                                                                                           --------------
             TOTAL COMMERCIAL PAPER                                                        $3,617,922,221

             CORPORATE MEDIUM TERM NOTES - 6.20%
$100,000,000 Bankers Trust New York Corp                          5.60 %        11/07/97   $   99,932,310
100,000,000  Commercial Bank of Detroit                           5.56          02/05/98       99,932,370
 95,000,000  FCC National Bank                                    5.62          02/20/98       94,954,068
 85,000,000  First Bank N.A.                                      5.58          03/06/98       84,960,050
                                                                                           --------------
             TOTAL CORPORATE MEDIUM TERM NOTES                                             $  379,778,798

             SHORT-TERM FEDERAL AGENCIES - 1.63%
$100,000,000 Federal National Mortgage Association                5.56 %        11/21/97   $   99,951,600

             VARIABLE AND FLOATING RATE BONDS - 12.74%
$50,000,000  Abbey National North America                         5.65 %        04/15/98   $   49,975,800
 50,000,000  American Express Co                                  5.63          01/09/98       50,000,000
 33,000,000  Bank of America N.A.                                 5.65          04/16/98       32,984,028
 52,000,000  CIT Group Holdings Inc                               5.67          05/22/98       51,964,853
 50,000,000  Comerica Inc                                         5.63          09/17/98       49,977,950
 50,000,000  Comerica Inc                                         5.64          07/13/98       49,982,965
 55,000,000  FCC National Bank                                    5.86          11/17/97       55,000,000
 75,000,000  FCC National Bank                                    5.60          06/11/98       74,958,849
 60,000,000  Huntington National Bank                             5.64          08/28/98       59,980,583
 90,000,000  Morgan Guaranty Trust                                5.96          06/22/98       89,969,736
100,000,000  Northern Trust Corp                                  5.60          07/30/98       99,951,200
 65,000,000  Sigma Finance Inc#
               (Acquired 09/12/97, cost $65,000,000)              6.00          09/15/98       65,000,000
 50,000,000  Societe Generale                                     5.65          08/03/98       49,980,590
                                                                                           --------------
             TOTAL VARIABLE AND FLOATING RATE BONDS                                        $  779,726,554

------------------------
8

                                            MONEY MARKET MUTUAL FUND (UNAUDITED)

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             REPURCHASE AGREEMENTS - 2.52%
$134,722,000 Goldman Sachs Pooled Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         6.15 %        10/01/97   $  134,722,000
 19,519,000  JP Morgan Securities Inc Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         6.00          10/01/97       19,519,000
                                                                                           --------------
             TOTAL REPURCHASE AGREEMENTS                                                   $  154,241,000

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $6,120,479,554)* (Note 1)                          99.98%               $6,120,479,554
              Other Assets and Liabilities, Net                         0.02                       991,966
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $6,121,471,520
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

(F)  YIELD TO MATURITY.
 ++ REPRESENTS COMMERCIAL PAPER SOLD WITHIN TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 4(2) OF THE SECURITIES ACT OF 1933, THAT MAY BE RESOLD TO QUALIFIED INSTITUTIONAL BUYERS. THIS SECURITY WAS DEEMED LIQUID BY THE INVESTMENT ADVISER IN ACCORDANCE WITH PROCEDURES APPROVED BY THE FUND'S BOARD OF DIRECTORS.
  # REPRESENTS A SECURITY SOLD UNDER RULE 144A WHICH IS EXEMPT FROM REGISTRATION UNDER THE SECURITIES ACT OF 1933. THIS SECURITY WAS DEEMED LIQUID BY THE INVESTMENT ADVISER IN ACCORDANCE WITH PROCEDURES APPROVED BY THE FUND'S BOARD OF DIRECTORS.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

------------------------
10

            STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED) - SEPTEMBER 30, 1997

                                               MONEY MARKET
                                                     MUTUAL
                                                   FUND (1)
-----------------------------------------------------------

ASSETS
INVESTMENTS:
  In securities, at market value (see
    cost below)                              $6,120,479,554
  Cash                                                1,584
Receivables:
  Interest                                       29,956,315
Organization expenses, net of
  amortization                                       14,366
Prepaid expenses                                    227,397
TOTAL ASSETS                                  6,150,679,216

LIABILITIES
Payables:
  Distribution to shareholders                   24,444,806
  Due to sponsor and distributor (Note
    2)                                            1,255,407
  Due to WFB (Note 2)                             3,421,034
  Other                                              86,449
TOTAL LIABILITIES                                29,207,696
TOTAL NET ASSETS                             $6,121,471,520
NET ASSETS CONSIST OF:
  Paid-in capital                            $6,122,324,868
  Undistributed net realized gain (loss)
    on investments                                 (853,348)
TOTAL NET ASSETS                             $6,121,471,520

COMPUTATION OF NET ASSET VALUE AND
OFFERING PRICE PER SHARE
Net assets - Class A                         $5,233,157,613
Shares outstanding - Class A                  5,233,202,384
Net asset value and offering price per
  share - Class A                            $         1.00
Net assets - Institutional Class                        N/A
Shares outstanding - Institutional Class                N/A
Net asset value and offering price per
  share - Institutional Class                           N/A
Net assets - Class S                         $  888,313,907
Shares outstanding - Class S                    888,331,463
Net asset value and offering price per
  share - Class S                            $         1.00
INVESTMENT AT COST                           $6,120,479,554
-----------------------------------------------------------

(1) THE INSTITUTIONAL CLASS SHARES CEASED OPERATIONS ON SEPTEMBER 29, 1997. The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

STATEMENT OF OPERATIONS (UNAUDITED) - FOR THE SIX MONTHS ENDED SEPTEMBER 30,
1997

                                             MONEY MARKET
                                              MUTUAL FUND
---------------------------------------------------------

INVESTMENT INCOME
  Interest                                   $161,411,238
TOTAL INVESTMENT INCOME                       161,411,238

EXPENSES (NOTE 2)
  Advisory fees                                11,286,785
  Administration fees                           1,702,203
  Custody fees                                    476,721
  Shareholder servicing fees                    8,313,714
  Portfolio accounting fees                       601,433
  Transfer agency fees                          2,564,396
  Distribution fees                             3,427,166
  Amortization of organization expenses            51,968
  Legal and audit fees                            133,085
  Registration fees                               179,672
  Directors' fees                                   2,507
  Shareholder reports                             125,342
  Other                                            53,344
TOTAL EXPENSES                                 28,918,336
Less:
  Waived fees and reimbursed expenses          (4,973,140)
Net Expenses                                   23,945,196
NET INVESTMENT INCOME                         137,466,042

REALIZED AND UNREALIZED GAIN ON
INVESTMENTS
  Net realized gain on sale of
    investments                                   761,955
NET GAIN ON INVESTMENTS                           761,955
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                              $138,227,997
---------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

------------------------
12

                                             STATEMENTS OF CHANGES IN NET ASSETS

                                                                            MONEY MARKET MUTUAL FUND
                                             -------------------------------------------------------
                                                 (UNAUDITED)                            FOR THE NINE
                                                 FOR THE SIX         FOR THE SIX        MONTHS ENDED
                                                MONTHS ENDED        MONTHS ENDED      SEPT. 30, 1996
                                              SEPT. 30, 1997      MARCH 31, 1997                 (1)
----------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS

OPERATIONS:
  Net investment income                      $   137,466,042     $   113,510,355     $   132,402,988
  Net realized gain on sale of
    investments                                      761,955             215,989             740,929
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                  138,227,997         113,726,344         133,143,917

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
  CLASS A                                       (120,536,742)        (98,818,921)       (113,221,991)
  INSTITUTIONAL CLASS                               (188,647)(2)        (276,412)            (62,154)
  CLASS S                                        (16,740,653)        (14,415,022)        (19,122,485)

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class A          1,739,530,984       1,566,360,081       2,061,107,506
  Reinvestment of dividends - Class A            114,831,745          93,188,135         111,610,934
  Cost of shares redeemed - Class A           (1,262,017,479)       (819,490,109)     (1,266,041,632)
NET INCREASE IN NET ASSETS RESULTING
FROM CAPITAL SHARE TRANSACTIONS - CLASS
A                                                592,345,250         840,058,107         906,676,808
  Proceeds from shares sold -
    Institutional Class                            2,300,120(2)        2,187,477          19,474,700
  Reinvestment of dividends -
    Institutional Class                              215,236(2)          279,884                   0
  Cost of shares redeemed -
    Institutional Class                          (11,839,183)(2)     (11,728,408)           (882,494)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - INSTITUTIONAL CLASS                (9,323,827)(2)      (9,261,047)         18,592,206
  Proceeds from shares sold - Class S            816,081,676         813,386,639       1,063,771,625
  Reinvestment of dividends - Class S             16,057,760          14,334,388          19,240,628
  Cost of shares redeemed - Class S             (651,711,872)       (819,204,427)     (1,002,807,161)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS S                           180,427,564           8,516,600          80,205,092
INCREASE IN NET ASSETS                           764,210,942         839,529,649       1,006,211,393

NET ASSETS:
  Beginning net assets                         5,357,260,578       4,517,730,929       3,511,519,536
  ENDING NET ASSETS                          $ 6,121,471,520     $ 5,357,260,578     $ 4,517,730,929
----------------------------------------------------------------------------------------------------

(1) "PROCEEDS FROM SHARES SOLD" INCLUDES $194,880,059 FOR CLASS A AND $19,474,700 FOR THE INSTITUTIONAL CLASS, AS A RESULT OF THE PACIFICA MONEY MARKET FUND AND PACIFICA ASSET PRESERVATION FUND MERGERS.
(2)  REPRESENTS THE PERIOD FROM APRIL 1, 1997 TO SEPTEMBER 29, 1997.

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                    MONEY MARKET MUTUAL FUND
                                                          ----------------------------------
                                                                                     CLASS A
                                                          ----------------------------------
                                                          (UNAUDITED)                   NINE
                                                          SIX MONTHS  SIX MONTHS      MONTHS
                                                               ENDED       ENDED       ENDED
                                                           SEPT. 30,   MARCH 31,   SEPT. 30,
                                                                1997    1997 (1)    1996 (2)
--------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $1.00       $1.00       $1.00
                                                          ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                         0.02        0.02        0.03
  Net realized and unrealized gain on investments               0.00        0.00        0.00
                                                          ----------  ----------  ----------
TOTAL FROM INVESTMENT OPERATIONS                                0.02        0.02        0.03
LESS DISTRIBUTIONS:
  Dividends from net investment income                         (0.02)      (0.02)      (0.03)
  Distributions from net realized gain                          0.00        0.00        0.00
                                                          ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS                                       (0.02)      (0.02)      (0.03)
                                                          ----------  ----------  ----------
NET ASSET VALUE, END OF PERIOD                                 $1.00       $1.00       $1.00
                                                          ----------  ----------  ----------
                                                          ----------  ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)                                  2.50%       2.36%       3.55%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                        $5,233,158  $4,640,148  $3,799,908
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                      0.75%       0.75%       0.75%
  Ratio of net investment income to average net assets         4.93%       4.71%       4.66%

--------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived
  fees and reimbursed expenses                                 0.93%       0.90%       0.88%
Ratio of net investment income to average net assets
  prior to waived fees and reimbursed expenses                 4.75%       4.56%       4.53%
--------------------------------------------------------------------------------------------

(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO SEPTEMBER 30.
(3)  THE CLASS A SHARES COMMENCED OPERATIONS ON JULY 1, 1992.
(4)  THE INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON SEPTEMBER 6,
     1996.
(5)  THE INSTITUTIONAL CLASS SHARES CEASED OPERATIONS ON SEPTEMBER 29,
     1997.
The accompanying notes are an integral part of these financial statements.

---------------------
14

                                                            FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                                MONEY MARKET MUTUAL FUND (CONT.)
                              ----------------------------------------------------------------------------------
                                                                                             INSTITUTIONAL CLASS
                                                             CLASS A (CONT.)  ----------------------------------
                              ----------------------------------------------  (UNAUDITED)
                                                                  SIX MONTHS      PERIOD  SIX MONTHS      PERIOD
                              YEAR ENDED  YEAR ENDED  YEAR ENDED       ENDED       ENDED       ENDED       ENDED
                                DEC. 31,    DEC. 31,    DEC. 31,    DEC. 31,   SEPT. 29,   MARCH 31,   SEPT. 30,
                                    1995        1994        1993    1992 (3)    1997 (5)    1997 (1)    1996 (4)
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                        $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income             0.05        0.04        0.03        0.02        0.02        0.02        0.00
  Net realized and
    unrealized gain on
    investments                     0.00        0.00        0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT
  OPERATIONS                        0.05        0.04        0.03        0.02        0.02        0.02        0.00
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.05)      (0.04)      (0.03)      (0.02)      (0.02)      (0.02)      (0.00)
  Distributions from net
    realized gain                   0.00        0.00        0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS           (0.05)      (0.04)      (0.03)      (0.02)      (0.02)      (0.02)      (0.00)
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                           $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL RETURN (NOT
  ANNUALIZED)                      5.34%       3.74%       2.70%       1.50%       2.48%       2.38%       0.29%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                    $2,892,621  $2,343,942    $317,474    $236,269          $0      $9,332     $18,592
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets             0.75%       0.69%       0.58%       0.20%       0.72%       0.73%       0.74%
  Ratio of net investment
    income to average net
    assets                         5.13%       4.12%       2.67%       2.98%       4.88%       4.71%       5.03%

----------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                         0.83%       0.89%       1.00%       0.94%       1.13%       0.82%       0.77%
Ratio of net investment
  income to average net
  assets prior to waived
  fees and reimbursed
  expenses                         5.05%       3.92%       2.25%       2.24%       4.47%       4.62%       5.00%
----------------------------------------------------------------------------------------------------------------

(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO SEPTEMBER 30.
(3)  THE CLASS A SHARES COMMENCED OPERATIONS ON JULY 1, 1992.
(4)  THE INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON SEPTEMBER 6,
     1996.
(5)  THE INSTITUTIONAL CLASS SHARES CEASED OPERATIONS ON SEPTEMBER 29,
     1997.
The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                              MONEY MARKET MUTUAL FUND (CONT.)
                                                ----------------------------------------------
                                                                                       CLASS S
                                                ----------------------------------------------
                                                (UNAUDITED)                   NINE
                                                SIX MONTHS  SIX MONTHS      MONTHS      PERIOD
                                                     ENDED       ENDED       ENDED       ENDED
                                                 SEPT. 30,   MARCH 31,   SEPT. 30,    DEC. 31,
                                                      1997    1997 (1)    1996 (2)    1995 (3)
----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $1.00       $1.00       $1.00       $1.00
                                                ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                               0.02        0.02        0.03        0.03
  Net realized and unrealized gain on
    investments                                       0.00        0.00        0.00        0.00
                                                ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT OPERATIONS                      0.02        0.02        0.03        0.03
LESS DISTRIBUTIONS:
  Dividends from net investment income               (0.02)      (0.02)      (0.03)      (0.03)
  Distributions from net realized gain                0.00        0.00        0.00        0.00
                                                ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS                             (0.02)      (0.02)      (0.03)      (0.03)
                                                ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF PERIOD                       $1.00       $1.00       $1.00       $1.00
                                                ----------  ----------  ----------  ----------
                                                ----------  ----------  ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)                        2.15%       2.02%       3.03%       2.73%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                $888,314    $707,781    $699,231    $618,899
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets            1.42%       1.43%       1.42%       1.43%
  Ratio of net investment income to average
    net assets                                       4.26%       4.02%       3.98%       4.40%

----------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior
  to waived fees and reimbursed expenses             1.54%       1.56%       1.55%       1.53%
Ratio of net investment income to average net
  assets prior to waived fees and reimbursed
  expenses                                           4.14%       3.89%       3.85%       4.30%
----------------------------------------------------------------------------------------------

(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO SEPTEMBER 30.
(3)  THE CLASS S SHARES COMMENCED OPERATIONS ON MAY 25, 1995.
The accompanying notes are an integral part of these financial statements.

---------------------
16

THIS PAGE IS INTENTIONALLY LEFT BLANK --

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
1. SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Stagecoach Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Company commenced operations on January 1, 1992, and currently offers twenty-seven separate series. These financial statements represent the Money Market Mutual Fund (the "Fund"), a diversified series of the Company.

At a special shareholders meeting on July 16, 1996, the Shareholders of Pacifica Funds Trust ("Pacifica") approved a plan of reorganization providing for the transfer of the assets and liabilities of each Pacifica portfolio to a corresponding fund of the Company in exchange for shares of designated classes of the corresponding Stagecoach Fund. As a result of this reorganization, effective September 6, 1996, the Stagecoach Money Market Mutual Fund acquired all of the assets and assumed all of the liabilities of the Pacifica Money Market and Asset Preservation Funds. These acquisitions were accomplished in separate exchanges for shares of the Fund.

The Fund offers Class A and Class S shares. The Institutional Class shares of the Fund ceased operations on September 29, 1997. The classes of shares differ principally in the applicable distribution, shareholder servicing and transfer agency fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Gains are allocated to each class pro rata based upon net assets of each class on the date of distribution. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weightings of pro rata income and gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and transfer agency fees.

The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates and assumptions should not be

---------------------
18

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
considered an indication of actual or expected figures; actual results may differ.

INVESTMENT POLICY AND SECURITY VALUATION

The Fund invests only in securities with remaining maturities not exceeding 397 days (thirteen months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

The Fund uses the amortized cost method to value its portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Fund seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded no later than one business day after trade date. Interest income is accrued daily. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts are accreted and premiums are amortized as required by the Internal Revenue Code of 1986, as amended (the "Code").

REPURCHASE AGREEMENTS

Transactions involving purchases of securities under agreements to resell such securities ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in the Fund's Portfolio of Investments. The Fund may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Bank, N.A. ("WFB"). The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held in the Fund are collateralized by instruments such as U.S. Treasury or federal agency obligations.

RESTRICTED SECURITIES

The Fund may invest in restricted securities, including securities which are eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act") and commercial paper that is sold under Section 4(2) of the 1933 Act. The Fund generally bears the cost, if any, associated with the disposition of restricted securities. At September 30, 1997 the Fund held restricted securities that were deemed liquid and valued by

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) the investment adviser in accordance with procedures approved by the Company's Board of Directors:

                                   MONEY MARKET
                                    MUTUAL FUND
-----------------------------------------------
Aggregate Cost                  $ 1,018,317,007
Aggregate Fair Value            $ 1,018,317,007
Percentage of Net Assets                 16.64%

DISTRIBUTIONS TO SHAREHOLDERS

Dividends to shareholders from net investment income, if any, are declared daily and distributed monthly. Any distributions to shareholders from net realized capital gains are declared and distributed annually.

FEDERAL INCOME TAXES

The Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Company to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at December 31, 1996.

The Fund had net capital loss carryforwards at December 31, 1996 of $305,788 that will expire in the year 2003 and $701,461 which will expire in the year 2004. These figures include any loss carryforwards from Pacifica. The Company's Board of Directors intends to offset net capital gains with each capital loss carryforward, and no capital gain distribution shall be made until each such carryforward has been fully utilized or expires.

Due to the timing of dividend distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the Fund. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

ORGANIZATION EXPENSES

The Fund has been charged for expenses incurred in connection with the organization and initial registration of the Fund and/or class of shares. Certain of these expenses are being amortized by the

---------------------
20

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
Fund on a straight-line basis over 60 months from the date the Fund and/or class commenced operations.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into an advisory contract on behalf of the Fund with WFB. Pursuant to the contract, WFB has agreed to provide the Fund with daily portfolio management. Under the contract, WFB is entitled to be paid a monthly advisory fee at an annual rate of 0.40% of the Fund's average daily net assets.

The Company has entered into a contract on behalf of the Fund whereby WFB is responsible for providing custody and portfolio accounting services for the Fund. Pursuant to the contract, WFB is entitled to certain transaction charges plus an annual fee for custody services at an annual rate of 0.0167% of the average daily net assets of the Fund. For portfolio accounting services, WFB is entitled to a monthly base fee of $2,000 plus an annual fee of 0.07% of the first $50 million of the Fund's average daily net assets, 0.045% of the next $50 million, and 0.02% of the Fund's average daily net assets in excess of $100 million.

The Company has entered into a contract on behalf of the Fund with WFB, whereby WFB provides transfer agency services for the Fund. Under the transfer agency contract, WFB is entitled to receive transfer agency fees at an annual rate of 0.10% of the average daily net assets of the Class A shares of the Fund and 0.02% of the average daily net assets of the Institutional Class and Class S shares of the Fund. The transfer agency fees paid on behalf of the Fund for the six months ended September 30, 1997 were as follows:

                                                                 TRANSFER AGENCY
                                             TRANSFER AGENCY                FEES     TRANSFER AGENCY
                                                        FEES       INSTITUTIONAL                FEES
FUND                                                 CLASS A               CLASS             CLASS S
----------------------------------------------------------------------------------------------------
Money Market Mutual Fund                          $2,441,493               $769*            $122,134

* REPRESENTS THE PERIOD FROM APRIL 1, 1997 TO SEPTEMBER 29, 1997.

The Company has entered into a contract on behalf of the Fund with WFB, whereby WFB has agreed to provide shareholder services for the Fund. Pursuant to the contract, WFB is entitled to receive shareholder servicing fees at an annual rate of 0.30% of the average daily net assets of the Class A shares of the Fund and 0.25% of the average daily net assets of the Institutional Class and Class S shares of the Fund.

Shareholder servicing fees paid on behalf of the Fund for the six months ended September 30, 1997 were as follows:

                                                        SHAREHOLDER       SHAREHOLDER   SHAREHOLDER
                                                          SERVICING    SERVICING FEES     SERVICING
                                                               FEES     INSTITUTIONAL          FEES
FUND                                                        CLASS A             CLASS       CLASS S
---------------------------------------------------------------------------------------------------
Money Market Mutual Fund                                 $7,324,479           $9,612*      $979,623

* REPRESENTS THE PERIOD FROM APRIL 1, 1997 TO SEPTEMBER 29, 1997.

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The Company has entered into an administration agreement on behalf of the Fund whereby WFB as administrator and Stephens Inc. ("Stephens") as co-administrator provide the Fund with administration services. For these services, WFB and Stephens are entitled to receive monthly fees at the annual rates of 0.04% and 0.02%, respectively, of the Fund's average daily net assets.

The Company has adopted separate Distribution Plans for Class A and Class S shares of the Fund pursuant to Rule 12b-1 under the 1940 Act (each, a "Plan"). The Plan for Class A shares of the Fund provides that the Fund may defray all or part of the cost of preparing, printing and distributing prospectuses and other promotional materials by paying for costs incurred on an annual basis of up to 0.05% of the average daily net assets attributable to the Class A shares of the Fund.

Under the Plan for Class S shares of the Fund, the Fund may pay, as compensation for distribution-related services, a monthly fee at an annual rate of up to 0.75% of the average daily net assets attributable to its Class S shares.

The Fund may participate in joint distribution activities with other Funds, in which event, expenses reimbursed out of the assets of one of the Funds may be attributable, in part, to the distribution-related activities of another Fund. Generally, the expenses of joint distribution activities are allocated among the Funds in proportion to their relative net asset sizes.

Distribution fees paid on behalf of the Fund for the six months ended September 30, 1997 were as follows:

                                                                       DISTRIBUTION    DISTRIBUTION
                                                                               FEES            FEES
FUND                                                                        CLASS A         CLASS S
---------------------------------------------------------------------------------------------------
Money Market Mutual Fund                                                   $488,298      $2,938,868

WAIVED FEES AND REIMBURSED EXPENSES

The amount shown as waived fees and reimbursed expenses on the Statement of Operations for the six months ended September 30, 1997 was waived by WFB. Waived fees and reimbursed expenses continue at the discretion of WFB and Stephens. WFB and Stephens agreed to reimburse all or a portion of their respective fees charged to, or expenses paid by, the Fund to ensure that the total Fund operating expenses did not exceed, on an annual basis, 0.73% of the average daily net assets of the Institutional Class shares of the Fund, through August 31, 1997.

Certain officers and one director of the Company are also officers of Stephens. As of September 30, 1997, Stephens owned 12,268 shares of the Fund.

---------------------
22

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

3. CAPITAL SHARE TRANSACTIONS

As of September 30, 1997, there were over 106 billion shares of $0.001 par value capital stock authorized by the Company. As of September 30, 1997, the Fund was authorized to issue 10 billion Class A shares and 5 billion Class S shares of $0.001 par value capital stock. Capital share transactions for the Fund were as follows:

                                                                                                       MONEY MARKET MUTUAL FUND
                                                                        -------------------------------------------------------
                                                                               (UNAUDITED)
                                                                               FOR THE SIX      FOR THE SIX        FOR THE NINE
                                                                              MONTHS ENDED     MONTHS ENDED        MONTHS ENDED
                                                                            SEPT. 30, 1997   MARCH 31, 1997  SEPT. 30, 1996 (1)
-------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                                                   1,739,530,984      1,566,357,293       2,061,102,906
  Shares issued in reinvestment of dividends -- Class A                      114,831,745         93,188,134         111,610,934
  Shares redeemed -- Class A                                              (1,262,017,479)      (819,490,109)     (1,266,036,895)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -- CLASS A                     592,345,250        840,055,318         906,676,945
  Shares sold -- Institutional Class                                           2,301,110(2)       2,187,477          19,474,700
  Shares issued in reinvestment of dividends -- Institutional Class              215,236(2)         279,884                   0
  Shares redeemed -- Institutional Class                                     (11,839,183)(2)    (11,728,407)           (890,817)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -- INSTITUTIONAL CLASS          (9,322,837)(2)     (9,261,046)         18,583,883
  Shares sold -- Class S                                                     816,081,676        813,386,639       1,063,771,625
  Shares issued in reinvestment of dividends -- Class S                       16,057,760         14,334,388          19,240,628
  Shares redeemed -- Class S                                                (651,711,872)      (819,204,427)     (1,002,807,161)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -- CLASS S                     180,427,564          8,516,600          80,205,092

(1) "SHARES SOLD" INCLUDES 194,882,553 FOR CLASS A AND 19,474,700 FOR THE INSTITUTIONAL CLASS, AS A RESULT OF THE PACIFICA MONEY MARKET FUND AND PACIFICA ASSET PRESERVATION FUND MERGERS.

(2) REPRESENTS THE PERIOD FROM APRIL 1, 1997 TO SEPTEMBER 29, 1997.

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
                                                           LIST OF ABBREVIATIONS

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG              --   Association of Bay Area Governments
ADR               --   American Depository Receipts
AMBAC             --   American Municipal Bond Assurance Corporation
AMT               --   Alternative Minimum Tax
ARM               --   Adjustable Rate Mortgages
BART              --   Bay Area Rapid Transit
CDA               --   Community Development Authority
CDSC              --   Contingent Deferred Sales Charge
CGIC              --   Capital Guaranty Insurance Company
CGY               --   Capital Guaranty Corporation
CMT               --   Constant Maturity Treasury
COFI              --   Cost of Funds Index
CONNIE LEE        --   Connie Lee Insurance Company
COP               --   Certificate of Participation
CP                --   Commercial Paper
DW&P              --   Department of Water & Power
DWR               --   Department of Water Resources
EDFA              --   Education Finance Authority
FGIC              --   Financial Guaranty Insurance Corporation
FHA               --   Federal Housing Authority
FHLMC             --   Federal Home Loan Mortgage Corporation
FNMA              --   Federal National Mortgage Association
FSA               --   Financial Security Assurance, Inc
GNMA              --   Government National Mortgage Association
GO                --   General Obligation
HFA               --   Housing Finance Authority
HFFA              --   Health Facilities Financing Authority
IDA               --   Industrial Development Authority
LIBOR             --   London Interbank Offered Rate
LOC               --   Letter of Credit
MBIA              --   Municipal Bond Insurance Association
MFHR              --   Multi-Family Housing Revenue
MUD               --   Municipal Utility District
PCFA              --   Pollution Control Finance Authority
PCR               --   Pollution Control Revenue
PFA               --   Public Finance Authority
PSFG              --   Public School Fund Guaranty
RAW               --   Revenue Anticipation Warrants
RDA               --   Redevelopment Authority
RDFA              --   Redevelopment Finance Authority
R&D               --   Research & Development
SFMR              --   Single Family Mortgage Revenue
TBA               --   To Be Announced
TRAN              --   Tax Revenue Anticipation Notes
USD               --   Unified School District
V/R               --   Variable Rate

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
Wells Fargo Bank provides investment advisory services, shareholder services, and certain other services for the Stagecoach Funds. The Funds are sponsored and distributed by STEPHENS INC., Member NYSE/SIPC. Wells Fargo Bank is not affiliated with Stephens Inc.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Stagecoach Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-260-5969. Read the prospectus carefully before you invest or send money.

SC MMS AR (11/97)

STAGECOACH
FUNDS-REGISTERED TRADEMARK-
P.O. Box 7066
San Francisco, CA 94120-7066
DATED MATERIAL
PLEASE EXPEDITE

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                                               -C- 1997 Stagecoach Funds